Condensed Financial Information of Parent Company - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
General and administrative expenses	¥ (469,163)	$ (71,902)	¥ (748,259)	¥ (775,883)
Total operating expenses	(1,521,784)	(233,223)	(1,832,054)	(1,623,971)
Interest expense	(80,319)	(12,309)	(71,099)	(51,901)
Interest income	46,150	7,073	25,542	2,826
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	(20,917)	(3,206)	(104,589)	(131,748)
Loss before income taxes	(27,465)	(4,209)	(507,446)	(828,087)
Net loss attributable to ordinary shareholders of Puxin Limited	(32,206)	(4,935)	(518,533)	(833,411)
Parent Company
General and administrative expenses	(191)	(28)	(12,102)	(8,728)
Total operating expenses	(191)	(28)	(12,102)	(8,728)
Interest expense	(17,244)	(2,643)	(15,250)	(13,218)
Interest income	37,092	5,685	10,985	2,104
Foreign exchange (loss) gain	18,885	2,894	(3,753)	(10,358)
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	(20,917)	(3,206)	(104,589)	(124,648)
Equity in loss of subsidiaries and VIEs	(49,831)	(7,637)	(393,824)	(678,563)
Loss before income taxes	(32,206)	(4,935)	(518,533)	(833,411)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (32,206)	$ (4,935)	¥ (518,533)	¥ (833,411)